                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-03691

                      Lord Abbett Mid-cap Value Fund, Inc.
                      ------------------------------------
               (Exact name of registrant as specified in charter)


                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
               (Address of principal executive offices) (zip code)


          Christina T. Simmons, Vice President and Assistant Secretary
                     90 Hudson Street, Jersey City, NJ 07302
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2003

ITEM 1: Report to Shareholders.

[LORD ABBETT LOGO]

2003
   SEMI-
  ANNUAL
     REPORT

LORD ABBETT
MID-CAP VALUE FUND

FOR THE SIX MONTHS ENDED JUNE 30, 2003

LORD ABBETT MID-CAP VALUE FUND
SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JUNE 30, 2003

DEAR SHAREHOLDERS: We are leased to provide an overview of the Lord Abbett Mid-Cap Value Fund's strategies and performance for the six-month period ended June 30, 2003. On this and the following ages, we discuss the factors that influenced performance.

     Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

BEST REGARDS,

/s/ Robert S. Dow

ROBERT S. DOW
CHAIRMAN

MARKET REVIEW(1)

     War and general geopolitical concerns had an extremely negative effect on the psyche of businesses and consumers during the first part of the period. Corporations entered the first quarter of 2003 cautiously and remained wary, selling existing inventories and implementing layoffs, as the economy continued to decelerate. The unemployment rate in the U.S. rose in the last six months, reaching 6.4% by June. Consumers responded to heightened war threats and treacherous weather conditions on the east coast by reducing spending. But, as the coalition's war effort made clear progress in the early Spring, the fog of global uncertainty lifted, and broad equity indices experienced meaningful advances. With a spike in consumer confidence and improving corporate profit outlooks, we continue to expect adequate consumer spending and a renewed capital spending cycle.

     On June 25th, the Federal Reserve Board (the "Fed") cut interest rates 25 basis points to 1%, in a continued attempt to spark the economy. With interest rates at levels not seen for over 40 years, the Fed is attempting a variety of measures to promote and sustain growth. We believe that the full impact of the low interest rate environment has yet to be felt and expect the economy to benefit significantly in the second half of 2003.

     Over the past year, the U.S. dollar weakened versus the euro. A weaker dollar translates into more competitive pricing for U.S. goods overseas. Additionally, imports became more expensive and less attractive to the U.S. consumer, resulting in higher sales of American-made goods within the U.S. - providing further stimulus for economic growth. During the second quarter of 2003, President Bush signed into law a tax reform/economic stimulus package with accelerated tax cuts and dividend exclusions, which should benefit after-tax consumer purchasing power.

FUND REVIEW(1)

     The Lord Abbett Mid-Cap Value Fund returned 6.3%(2) for the six months ended June 30, 2003, compared with its benchmark, the S&P MidCap 400/BarraValue Index, which returned 12.3%. Standardized Average Annual Total Returns for the 1 year, 5 years and 10 years were -8.84%, 7.44% and 12.35%, respectively, as of June 30, 2003.(3)

     During the period, stock selection in the energy sector added value to the Fund on a relative and absolute basis, contributing to positive returns. Energy services performed well as a result of new long-term contracts in international locations. The electric and natural gas industries were especially strong, benefiting from reduced debt and cost-cutting efficiencies. The Fund's relative overweight position in the healthcare sector benefited performance, as sector returns were driven primarily by the Fund's holdings in drug related industries where revenue and earnings growth were strong amid a volatile environment.

     On a relative basis, the Fund's stock selection in the consumer discretionary sector detracted from performance. Although the sector produced positive returns for the Fund, holdings failed to keep pace with the index. Select holdings in the retail industry experienced weak sales attributed to inclement weather, thus resulting in lowered earnings estimates. In addition, the Fund's limited exposure in the information technology sector detracted from performance on a relative basis.

(1) The views of the Fund's management and the portoflio holdings described in this report are as of June 30, 2003; these views and portfolio holdings may have changed subsequent to this date. Information provided in this report should not be considered a recommendation to purchase or sell securities.

(2) Total returns are at Net Asset Value (NAV) of Class A shares and include the reinvestment of distributions. The S&P MidCap 400/Barra Value Index is a market capitalization-weighted index of the stocks in the S&P MidCap 400 Index having the lowest price-to-book ratios. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

(3) Reflects performance at the maximum 5.75% sales charge applicable to Class A share investments and includes the reinvestment of all distributions.

IMPORTANT PERFORMANCE AND OTHER INFORMATION

A NOTE ABOUT RISK: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund's Prospectus.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

The Fund is actively managed and, as a result, asset allocation may change. Sectors may include many industries.

MUTUAL FUNDS ARE NOT INSURED BY THE FDIC, ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY BANKS, AND ARE SUBJECT TO INVESTMENT RISKS INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED. For more complete information about this or any Lord Abbett Mutual Fund, including risks, charges and ongoing expenses, please call your Investment Professional or Lord Abbett Distributor LLC at 888-522-2388 for a Prospectus. An investor should read the Prospectus carefully before investing.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JUNE 30, 2003

                                                                                VALUE
INVESTMENTS                                                     SHARES          (000)
-------------------------------------------------------------------------------------
COMMON STOCKS 94.41%

AUTO COMPONENTS 1.89%
Dana Corp.^                                                  7,428,200   $     85,870
                                                                         ------------

CHEMICALS 9.06%
Crompton Corp.(b)                                            6,898,200         48,632
Eastman Chemical Co.                                         3,342,300        105,851
IMC Global, Inc.(b)                                          8,622,600         57,858
Monsanto Co.                                                 4,832,200        104,569
Potash Corp. of
Saskatchewan(a)                                              1,193,190         76,364
Solutia, Inc.(b)                                             8,949,100         19,509
                                                                         ------------
TOTAL                                                                         412,783
                                                                         ------------

COMMERCIAL SERVICES & SUPPLIES 0.22%
R.R. Donnelley &
Sons Co.^                                                      379,500          9,920
                                                                         ------------

CONTAINERS & PACKAGING 3.80%
Ball Corp.                                                   1,516,300         69,007
Pactiv Corp.*                                                5,280,300        104,075
                                                                         ------------
TOTAL                                                                         173,082
                                                                         ------------

ELECTRIC UTILITIES 5.46%
Ameren Corp.                                                 2,451,400        108,107
CMS Energy Corp.(b)                                          7,802,000         63,196
Northeast Utilities                                          4,079,900         68,298
Puget Energy, Inc.                                             390,500          9,321
                                                                         ------------
TOTAL                                                                         248,922
                                                                         ------------

ELECTRICAL EQUIPMENT 2.18%
Hubbell, Inc.(b)                                             3,004,600         99,452
                                                                         ------------

ENERGY EQUIPMENT & SERVICES 4.61%
Halliburton Co.^                                             4,783,200        110,014
Pride Int'l., Inc.*^                                         5,304,100         99,823
                                                                         ------------
TOTAL                                                                         209,837
                                                                         ------------

FOOD PRODUCTS 3.07%
Archer-Daniels-
Midland Co.                                                  7,137,175   $     91,856
Smithfield
Foods, Inc.*^                                                2,102,800         48,196
                                                                         ------------
TOTAL                                                                         140,052
                                                                         ------------

GAS UTILITIES 0.79%
Southwest Gas
Corp.^(b)                                                    1,688,200         35,756
                                                                         ------------

HEALTHCARE EQUIPMENT & SUPPLIES 2.22%
Bausch & Lomb, Inc.^(b)                                      2,690,700        100,901
                                                                         ------------

HEALTHCARE PROVIDERS & SERVICES 5.87%
Aetna, Inc.                                                  1,051,900         63,324
Caremark Rx, Inc.*                                           3,799,700         97,576
Health Net, Inc.*                                            3,230,500        106,445
                                                                         ------------
TOTAL                                                                         267,345
                                                                         ------------

HOTELS,RESTAURANTS & LEISURE 3.17%
CBRL Group, Inc.^(b)                                         1,511,428         58,734
Park Place
Entertainment Corp.*                                         8,001,900         72,737
Yum! Brands, Inc.*                                             439,500         12,992
                                                                         ------------
TOTAL                                                                         144,463
                                                                         ------------

HOUSEHOLD DURABLES 5.92%
Leggett & Platt, Inc.^                                       3,320,200         68,064
Newell
Rubbermaid, Inc.^                                            3,329,600         93,229
Snap-on, Inc.^(b)                                            3,728,100        108,227
                                                                         ------------
TOTAL                                                                         269,520
                                                                         ------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                VALUE
INVESTMENTS                                                     SHARES          (000)
-------------------------------------------------------------------------------------
INSURANCE 11.57%
Everest Re Group Ltd.^(a)                                    1,601,400   $    122,507
Arthur J. Gallagher & Co.^                                     937,600         25,503
Partner Re Ltd.^(a)                                          1,971,700        100,774
SAFECO Corp.                                                 2,941,300        103,769
St. Paul Companies, Inc.^                                    1,223,700         44,677
Transatlantic Holdings, Inc.^                                  207,200         14,328
XL Capital Ltd. Class A(a)                                   1,389,100        115,295
                                                                         ------------
TOTAL                                                                         526,853
                                                                         ------------

LEISURE EQUIPMENT & PRODUCTS 2.32%
Foot Locker, Inc.^(b)                                        7,990,900        105,879
                                                                         ------------

MACHINERY 3.34%
CNH Global N.V.(a)                                           2,316,598         22,100
Cummins, Inc.^                                               1,401,100         50,286
The Timken Co.^(b)                                           4,555,100         79,760
                                                                         ------------
TOTAL                                                                         152,146
                                                                         ------------

MEDIA 1.13%
Interpublic Group of Cos., Inc.^                             3,857,600         51,615
                                                                         ------------

MULTI-LINE RETAIL 4.13%
Big Lots, Inc.*(b)                                           6,476,700         97,410
J.C. Penney Co., Inc.^                                       5,384,900         90,736
                                                                         ------------
TOTAL                                                                         188,146
                                                                         ------------

OIL & GAS 4.10%
EOG Resources, Inc.                                          2,093,700         87,600
Kerr-McGee Corp.^                                            2,214,000         99,187
                                                                         ------------
TOTAL                                                                         186,787
                                                                         ------------

PAPER & FOREST PRODUCTS 4.61%
Georgia-Pacific Corp.^                                       6,731,239   $    127,557
Meadwestvaco Corp.^                                          3,344,100         82,599
                                                                         ------------
TOTAL                                                                         210,156
                                                                         ------------

PHARMACEUTICALS 1.93%
Mylan
Laboratories, Inc.                                           2,528,900         87,930
                                                                         ------------

REAL ESTATE INVESTMENT TRUSTS 3.09%
Health Care Properties                                         430,800         18,244
Healthcare Realty
Trust, Inc.                                                  2,096,206         61,104
Host Marriott Corp.*^                                        6,715,400         61,446
                                                                         ------------
TOTAL                                                                         140,794
                                                                         ------------

SOFTWARE 1.50%
Sybase, Inc.*(b)                                             4,906,835         68,254
                                                                         ------------

SPECIALTY RETAIL 3.54%
Office Depot, Inc.*^                                         6,815,800         98,897
Payless
ShoeSource, Inc.*^(b)                                        4,973,200         62,165
                                                                         ------------
TOTAL                                                                         161,062
                                                                         ------------

TEXTILES & APPAREL 1.15%
Tommy Hilfiger Corp.*(a)(b)                                  5,661,700         52,314
                                                                         ------------

TRADING COMPANIES & DISTRIBUTORS 3.74%
Genuine Parts Co.^                                           3,533,500        113,107
W.W. Grainger, Inc.                                          1,227,400         57,393
                                                                         ------------
TOTAL                                                                         170,500
                                                                         ------------

TOTAL COMMON STOCKS (Cost $4,199,543,677)                                   4,300,339
                                                                         ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

INVESTMENTS                                                     SHARES          VALUE
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 13.71%

COLLATERAL FOR SECURITIES ON LOAN 5.39%
State Street Navigator
Securities Lending
Prime Portfolio, 1.10%(c)                                      245,583   $    245,583

                                                             PRINCIPAL
                                                                AMOUNT
                                                                 (000)
                                                          ------------
REPURCHASE AGREEMENT 8.32%
Repurchase Agreement dated 6/30/2003, 1.10%
 due 7/1/2003 with State Street Bank & Trust Co.
 collateralized by $3,200,000 of Federal
 Home Loan Bank at 1.35% due 6/2/2004,
 $47,815,000 of Federal National Mortgage Assoc.
 at 1.45% due 5/14/2004, $47,475,000 of Federal
 National Mortgage Assoc. at 2.45% due 9/24/2004,
 $47,445,000 of Federal National Mortgage Assoc.
 at 2.60% due 10/1/2004, $47,485,000 of Federal
 National Mortgage Assoc. at 2.00% due 1/14/2005,
 $94,290,000 of Federal National Mortgage Assoc.
 at 2.00% due 3/15/2005, $47,645,000 of Federal
 National Mortgage Assoc. at 1.72% due 3/24/2005,
 $46,330,000 of Federal National Mortgage Assoc.
 at 3.50% due 11/15/2006; value: $386,739,235;
 proceeds: $379,152,294                                   $    379,141        379,141
                                                                         ------------
TOTAL SHORT-TERM INVESTMENTS (Cost $624,723,561)                              624,724
                                                                         ============
TOTAL INVESTMENTS 108.12% (Cost $4,824,267,238)                          $  4,925,063
                                                                         ============

    * Non-income producing security.
    ^ All (or a portion) of security on loan.
  (a) Foreign security denominated in U.S. dollars.
  (b) Affiliated issuer (holding represents 5% or more of the underlying issuer's outstanding voting shares). The affiliated issuers have a total cost of $1,213,130,696 and total value of $1,058,047,592. See Note 9.
  (c) Rate shown reflects 7 day yield as of June 30, 2003.

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
June 30, 2003

ASSETS:
  Investment in unaffiliated securities, at value (cost $3,611,136,542)   $ 3,867,015,378
  Investment in affiliated securities, at value (cost $1,213,130,696)       1,058,047,592
  Receivables:
    Interest and dividends                                                      8,179,651
    Investment securities sold                                                384,981,435
    Capital shares sold                                                        24,289,169
    From Lord, Abbett & Co., LLC                                                   32,330
  Prepaid expenses and other assets                                             1,047,086
-----------------------------------------------------------------------------------------
  TOTAL ASSETS                                                              5,343,592,641
-----------------------------------------------------------------------------------------
LIABILITIES:
  Payable upon return of securities on loan                                   245,582,852
  Payables:
    Investment securities purchased                                           531,442,858
    Capital shares reacquired                                                   4,909,210
    Management fee                                                              2,092,128
    12b-1 distribution fees                                                     2,306,597
    Fund administration                                                            99,674
    Directors' fees                                                               341,508
  Accrued expenses and other liabilities                                        1,782,899
-----------------------------------------------------------------------------------------
  TOTAL LIABILITIES                                                           788,557,726
=========================================================================================
NET ASSETS                                                                $ 4,555,034,915
=========================================================================================
COMPOSITION OF NET ASSETS:
Paid-in capital                                                           $ 4,338,108,776
Undistributed net investment income                                             9,467,175
Accumulated net realized gain on investments                                  106,663,232
Net unrealized appreciation on investments                                    100,795,732
-----------------------------------------------------------------------------------------
NET ASSETS                                                                $ 4,555,034,915
=========================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                            $ 2,918,235,935
Class B Shares                                                            $   627,510,059
Class C Shares                                                            $   766,152,201
Class P Shares                                                            $   105,322,238
Class Y Shares                                                            $   137,814,482

OUTSTANDING SHARES BY CLASS:
Class A Shares                                                                179,364,686
Class B Shares                                                                 39,571,755
Class C Shares                                                                 48,443,127
Class P Shares                                                                  6,577,273
Class Y Shares                                                                  8,483,407

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
(NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                            $         16.27
Class A Shares-Maximum offering price
(Net asset value plus sales charge of 5.75%)                              $         17.26
Class B Shares-Net asset value                                            $         15.86
Class C Shares-Net asset value                                            $         15.82
Class P Shares-Net asset value                                            $         16.01
Class Y Shares-Net asset value                                            $         16.25
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended June 30, 2003

INVESTMENT INCOME:
Dividends                                                                 $    35,099,224
Interest                                                                        1,685,843
Securities lending                                                                236,098
Foreign withholding tax                                                          (169,222)
-----------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        36,851,943
-----------------------------------------------------------------------------------------
EXPENSES:
Management fee                                                                 10,018,270
12b-1 distribution plan-Class A                                                 4,673,425
12b-1 distribution plan-Class B                                                 2,703,657
12b-1 distribution plan-Class C                                                 3,194,583
12b-1 distribution plan-Class P                                                   170,407
Shareholder servicing                                                           4,353,498
Professional                                                                       37,670
Reports to shareholders                                                           233,533
Fund administration                                                               737,786
Custody                                                                            71,066
Directors' fees                                                                    25,271
Registration                                                                      169,529
Other                                                                             472,011
-----------------------------------------------------------------------------------------
Gross expenses                                                                 26,860,706
  Expense reductions                                                              (22,424)
-----------------------------------------------------------------------------------------
NET EXPENSES                                                                   26,838,282
-----------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                          10,013,661
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN:
Net realized gain on investments                                              110,810,300
Net change in unrealized appreciation/depreciation on investments             163,750,728
=========================================================================================
NET REALIZED AND UNREALIZED GAIN                                              274,561,028
=========================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                      $   284,574,689
=========================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                         SIX MONTHS
                                                                              ENDED
                                                                      JUNE 30, 2003           YEAR ENDED
                                                                        (UNAUDITED)    DECEMBER 31, 2002
INCREASE IN NET ASSETS
OPERATIONS:
Net investment income                                              $     10,013,661      $    15,487,632
Net realized gain (loss) on investments                                 110,810,300           (3,038,925)
Net change in unrealized appreciation/depreciation on investments       163,750,728         (319,508,912)
--------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations         284,574,689         (307,060,205)
========================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A                                                               (12,932,610)          (4,955,562)
  Class B                                                                  (277,089)            (182,446)
  Class C                                                                  (632,573)            (406,867)
  Class P                                                                  (387,057)             (61,631)
  Class Y                                                                  (673,590)             (25,813)
Net realized gain
  Class A                                                                         -          (20,972,882)
  Class B                                                                         -           (4,999,699)
  Class C                                                                         -           (4,853,494)
  Class P                                                                         -             (244,394)
  Class Y                                                                         -              (68,759)
--------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS                                     (14,902,919)         (36,771,547)
========================================================================================================
CAPITAL SHARE TRANSACTIONS:
Net proceeds from sales of shares                                     1,170,791,592        2,576,658,163
Reinvestment of distributions                                            12,499,048           26,773,863
Cost of shares reacquired                                              (408,129,707)        (583,329,767)
--------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM CAPITAL SHARE TRANSACTIONS                                       775,160,933        2,020,102,259
========================================================================================================
NET INCREASE IN NET ASSETS                                            1,044,832,703        1,676,270,507
========================================================================================================
NET ASSETS:
Beginning of period                                                   3,510,202,212        1,833,931,705
--------------------------------------------------------------------------------------------------------
END OF PERIOD                                                      $  4,555,034,915      $ 3,510,202,212
========================================================================================================
UNDISTRIBUTED NET INVESTMENT INCOME                                $      9,467,175      $    14,356,433
========================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
                                           (UNAUDITED)         2002          2001           2000          1999         1998
PER SHARE OPERATING PERFORMANCE
  (CLASS A SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                       $   15.39        $   17.41     $   17.03     $   13.24     $   13.31     $   13.37
                                            =========        =========     =========     =========     =========     =========

Investment operations:
  Net investment income(a)                        .05              .13           .11           .12           .04           .05
  Net realized and unrealized gain (loss)         .91            (1.80)         1.14          6.20           .48          (.11)
                                            ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment operations              .96            (1.67)         1.25          6.32           .52          (.06)
                                            ---------        ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from:
  Net investment income                          (.08)            (.07)         (.03)         (.09)         (.05)            -
  Net realized gain                                 -             (.28)         (.84)        (2.44)         (.54)            -
                                            ---------        ---------     ---------     ---------     ---------     ---------
    Total distributions                          (.08)            (.35)         (.87)        (2.53)         (.59)            -
                                            ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD              $   16.27        $   15.39     $   17.41     $   17.03     $   13.24     $   13.31
                                            =========        =========     =========     =========     =========     =========

Total Return(b)                                  6.33%(d)        (9.75)%        8.00%        53.30%         4.23%         (.45)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions          .61%(d)         1.21%         1.22%         1.35%         1.34%         1.16%
  Expenses, excluding expense reductions          .61%(d)         1.21%         1.22%         1.38%         1.34%         1.16%
  Net investment income                           .35%(d)          .78%          .67%          .82%          .31%          .39%

                             SIX MONTHS
                                ENDED                                   YEAR ENDED 12/31
                              6/30/2003     ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:           (UNAUDITED)        2002           2001             2000            1999            1998
------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)            $  2,918,236    $  2,252,308    $  1,252,040    $    589,882    $    347,306    $    367,837

  Portfolio turnover rate           7.90%          23.10%          31.52%          77.53%          64.76%          46.58%
========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
                                           (UNAUDITED)         2002          2001           2000          1999         1998
PER SHARE OPERATING PERFORMANCE
  (CLASS B SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                       $   14.97        $   16.99     $   16.72     $   13.06     $   13.17     $   13.33
                                            =========        =========     =========     =========     =========     =========

Investment operations:
  Net investment income (loss)(a)                 .01              .02           .01           .04          (.04)         (.05)
  Net realized and unrealized gain (loss)         .89            (1.75)         1.12          6.09           .47          (.11)
                                            ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment operations              .90            (1.73)         1.13          6.13           .43          (.16)
                                            ---------        ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from:
  Net investment income                          (.01)            (.01)         (.02)         (.03)            -             -
  Net realized gain                                 -             (.28)         (.84)        (2.44)         (.54)            -
                                            ---------        ---------     ---------     ---------     ---------     ---------
    Total distributions                          (.01)            (.29)         (.86)        (2.47)         (.54)            -
                                            ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD              $   15.86        $   14.97     $   16.99     $   16.72     $   13.06     $   13.17
                                            =========        =========     =========     =========     =========     =========
Total Return(b)                                  6.00%(d)       (10.31)%        7.35%        52.43%         3.54%        (1.20)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions          .92%(d)         1.82%         1.84%         1.95%         2.02%         1.92%
  Expenses, excluding expense reductions          .92%(d)         1.82%         1.84%         1.95%         2.02%         1.92%
  Net investment income (loss)                    .04%(d)          .17%          .05%          .27%         (.34)%        (.35)%

                              SIX MONTHS
                                 ENDED                                   YEAR ENDED 12/31
                               6/30/2003      ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:            (UNAUDITED)         2002           2001             2000            1999            1998
--------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)              $    627,510    $    527,072    $    289,421    $     78,499    $     32,906    $     27,319

  Portfolio turnover rate             7.90%          23.10%          31.52%          77.53%          64.76%          46.58%
==========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                                YEAR ENDED 12/31
                                            6/30/2003        -----------------------------------------------------------------
                                           (UNAUDITED)         2002          2001           2000          1999         1998
PER SHARE OPERATING PERFORMANCE
  (CLASS C SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                       $   14.94        $   16.97     $   16.70     $   13.06     $   13.16     $   13.33
                                            =========        =========     =========     =========     =========     =========

Investment operations:
  Net investment income (loss)(a)                 .01              .03           .01           .04          (.04)         (.05)
  Net realized and unrealized gain (loss)         .89            (1.76)         1.12          6.09           .48          (.12)
                                            ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment operations              .90            (1.73)         1.13          6.13           .44          (.17)
                                            ---------        ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from:
  Net investment income                          (.02)            (.02)         (.02)         (.05)            -             -
  Net realized gain                                 -             (.28)         (.84)        (2.44)         (.54)            -
                                            ---------        ---------     ---------     ---------     ---------     ---------
    Total distributions                          (.02)            (.30)         (.86)        (2.49)         (.54)            -
                                            ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD              $   15.82        $   14.94     $   16.97     $   16.70     $   13.06     $   13.16
                                            =========        =========     =========     =========     =========     =========
Total Return(b)                                  6.07%(d)       (10.30)%        7.39%        52.39%         3.62%        (1.28)%

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions          .92%(d)         1.82%         1.82%         1.99%         2.02%         1.92%
  Expenses, excluding expense reductions          .92%(d)         1.82%         1.82%         1.99%         2.02%         1.92%
  Net investment income (loss)                    .04%(d)          .17%          .06%          .27%         (.34)%        (.35)%

                             SIX MONTHS
                                ENDED                                   YEAR ENDED 12/31
                              6/30/2003     ----------------------------------------------------------------------------
SUPPLEMENTAL DATA:           (UNAUDITED)        2002           2001             2000            1999            1998
------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)            $    766,152    $    601,416    $    274,520    $     47,729    $     13,484    $     11,749

  Portfolio turnover rate           7.90%          23.10%          31.52%          77.53%          64.76%          46.58%
========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                            YEAR ENDED 12/31                     1/1/1998(c)
                                            6/30/2003        ---------------------------------------------------        TO
                                           (UNAUDITED)         2002          2001           2000          1999      12/31/1998
PER SHARE OPERATING PERFORMANCE
  (CLASS P SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                       $   15.16        $   17.18     $   16.83     $   13.12     $   13.25     $   13.38
                                            =========        =========     =========     =========     =========     =========

Investment operations:
  Net investment income(a)                        .05              .11           .09           .13           .04           .02
  Net realized and unrealized gain (loss)         .89            (1.78)         1.14          6.11           .39          (.15)
                                            ---------        ---------     ---------     ---------     ---------     ---------
    Total from investment operations              .94            (1.67)         1.23          6.24           .43          (.13)
                                            ---------        ---------     ---------     ---------     ---------     ---------

Distributions to shareholders from:
  Net investment income                          (.09)            (.07)         (.04)         (.09)         (.02)            -
  Net realized gain                                 -             (.28)         (.84)        (2.44)         (.54)            -
                                            ---------        ---------     ---------     ---------     ---------     ---------
    Total distributions                          (.09)            (.35)         (.88)        (2.53)         (.56)            -
                                            ---------        ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD              $   16.01        $   15.16     $   17.18     $   16.83     $   13.12     $   13.25
                                            =========        =========     =========     =========     =========     =========

Total Return(b)                                  6.30%(d)        (9.86)%        7.95%        53.31%         3.44%         (.97)%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions          .65%(d)         1.27%         1.29%         1.40%         1.45%         1.37%(d)
  Expenses, excluding expense reductions          .65%(d)         1.27%         1.29%         1.40%         1.45%         1.37%(d)
  Net investment income                           .31%(d)          .72%          .58%          .84%          .31%          .20%(d)

                             SIX MONTHS
                                ENDED                              YEAR ENDED 12/31                          1/1/1998(c)
                              6/30/2003     ------------------------------------------------------------         TO
SUPPLEMENTAL DATA:           (UNAUDITED)        2002           2001             2000            1999         12/31/1998
------------------------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)            $    105,322    $     51,014    $     13,789    $      2,278    $        409    $          1

  Portfolio turnover rate           7.90%          23.10%          31.52%          77.53%          64.76%          46.58%
========================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                           SIX MONTHS
                                              ENDED                     YEAR ENDED 12/31              5/3/1999(c)
                                            6/30/2003        -------------------------------------        TO
                                           (UNAUDITED)         2002          2001           2000       12/31/1999
PER SHARE OPERATING PERFORMANCE
  (CLASS Y SHARES)
NET ASSET VALUE,
  BEGINNING OF PERIOD                       $   15.38        $   17.38     $   16.97     $   13.25     $   13.06
                                            =========        =========     =========     =========     =========

Investment operations:
  Net investment income(a)                        .08              .17           .16           .18           .05
  Net realized and unrealized gain (loss)         .92            (1.79)         1.14          6.15           .14
                                            ---------        ---------     ---------     ---------     ---------
    Total from investment operations             1.00            (1.62)         1.30          6.33           .19
                                            ---------        ---------     ---------     ---------     ---------

Distributions to shareholders from:
  Net investment income                          (.13)            (.10)         (.05)         (.17)            -
  Net realized gain                                 -             (.28)         (.84)        (2.44)            -
                                            ---------        ---------     ---------     ---------     ---------
    Total distributions                          (.13)            (.38)         (.89)        (2.61)            -
                                            ---------        ---------     ---------     ---------     ---------
NET ASSET VALUE, END OF PERIOD              $   16.25        $   15.38     $   17.38     $   16.97     $   13.25
                                            =========        =========     =========     =========     =========

Total Return(b)                                  6.58%(d)        (9.43)%        8.33%        53.58%         1.45%(d)

RATIOS TO AVERAGE NET ASSETS
  Expenses, including expense reductions          .42%(d)          .82%          .84%          .95%          .69%(d)
  Expenses, excluding expense reductions          .42%(d)          .82%          .84%          .95%          .69%(d)
  Net investment income                           .54%(d)         1.17%          .97%         1.27%          .41%(d)

                             SIX MONTHS
                                ENDED                      YEAR ENDED 12/31                  5/3/1999(c)
                              6/30/2003     --------------------------------------------         TO
SUPPLEMENTAL DATA:           (UNAUDITED)        2002           2001             2000         12/31/1999
--------------------------------------------------------------------------------------------------------
  Net assets, end of
    period (000)            $    137,815    $     78,392    $      4,162    $          2    $          1

  Portfolio turnover rate           7.90%          23.10%          31.52%          77.53%          64.76%
========================================================================================================

(a) Calculated using average shares outstanding during the period.
(b) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c) Commencement of offering of class shares.
(d) Not annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.  ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on March 14, 1983.

The Fund's investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. The Fund offers five classes of shares: Classes A, B, C, P and Y, each with different expenses and dividends. A front-end sales charge is normally added to NAV for Class A shares. There is no front-end sales charge in the case of the Class B, C, P and Y shares, although there may be a contingent deferred sales charge ("CDSC") as follows: certain redemptions of Class A shares made within 24 months following any purchases made without a sales charge; Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will convert to Class A shares on the eighth anniversary of the original purchase of Class B shares.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.  SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price or, if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares, based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

(f) SECURITIES LENDING-The Fund may lend its securities to member banks of the Federal Reserve System and to registered broker/dealers approved by the Fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities. The collateral received is at least equal to 102% of the market value of the securities loaned, as determined at the close of business on the preceding business day.

    The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. Lending portfolio securities could result in a loss or delay in recovering the Fund's securities if the borrower defaults.

(g) REPURCHASE AGREEMENTS-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities or U.S. Government Sponsored Enterprise securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of them.

3.  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE

The Fund has a management agreement with Lord, Abbett & Co. LLC ("Lord Abbett") pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at the following annual rates:

First $200 million        .75%
Next $300 million         .65%
Over $500 million         .50%

In addition, effective January 1, 2003, Lord Abbett began providing certain administrative services to the Fund pursuant to an Administrative Services Agreement at the annual rate of .04% of the Fund's average daily net assets. This will result in Lord Abbett paying fund accounting expenses that were previously charged to the Fund.

12b-1 DISTRIBUTION PLANS

The Fund has adopted a distribution plan with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                    CLASS A           CLASS B          CLASS C          CLASS P
-----------------------------------------------------------------------------------
Service                .25%(1)              .25%             .25%             .20%
Distribution           .10%(2)              .75%             .75%             .25%

(1) Annual service fee of shares sold prior to June 1, 1990 is .15% of the average daily net asset value.

(2) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

Class Y does not have a distribution plan.

COMMISSIONS

Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six months ended June 30, 2003:

     DISTRIBUTOR              DEALERS'
     COMMISSIONS           CONCESSIONS
--------------------------------------
     $ 1,170,104           $ 6,991,066

One Director and certain of the Fund's officers have an interest in Lord Abbett.

4.  DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARD

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in capital.

The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 are as follows:

                                  6/30/2003     12/31/2002
-----------------------------------------------------------
Distributions paid from:
  Ordinary income               $ 14,902,919   $  8,541,810
  Net long term capital gains              -     28,229,737
-----------------------------------------------------------
Total distributions paid        $ 14,902,919   $ 36,771,547
===========================================================

At fiscal year end December 31, 2002, the capital loss carryforward along with the related expiration date was as follows:

                           YEAR OF
     AMOUNT             EXPIRATION
----------------------------------
     $ 2,471,654              2010

As of June 30, 2003, the Fund's aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax Cost                          $ 4,580,359,800
-------------------------------------------------
Gross unrealized gain                 415,960,705
Gross unrealized loss                (316,840,387)
-------------------------------------------------
  Net unrealized security gain    $    99,120,318
=================================================

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales and other temporary tax adjustments.

5. PORTFOLIO SECURITIES TRANSACTIONS

As of June 30, 2003, the value of securities loaned is $238,969,490. These loans are collateralized by cash of $245,582,852 which is invested in a restricted money market account. Expenses relating to securities lending of $59,235 are included in other expenses on the Statement of Operations.

Purchases and sales of investment securities (other than short-term investments) for the six months ended June 30, 2003 are as follows:

       PURCHASES                  SALES
     ----------------------------------
     $ 970,813,172        $ 283,624,469

There were no purchases or sales of U.S. Government securities for the six months ended June 30, 2003.

6.  DIRECTORS' REMUNERATION

The Fund's officers and the one Director who are associated with Lord Abbett do not receive any compensation from the Fund for serving in such capacities. Outside Directors' fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity based plan available to all outside Directors under which outside Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors' fees. The deferred amounts are treated as though equivalent dollar amounts have been invested proportionately in the funds. Such amounts and earnings accrued thereon are included in Director's fees on the Statement of Operations and Directors' fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.  EXPENSE REDUCTIONS

The Fund has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's expenses.

8.  LINE OF CREDIT

The Fund, along with certain other funds managed by Lord Abbett, has available a $200,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of .09%. At June 30, 2003, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six month period.

9. TRANSACTIONS WITH AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities of the underlying issuer. The Fund had the following transactions during the six months ended June 30, 2003 with affiliated companies:

                             BALANCE                                  BALANCE                        REALIZED      DIVIDEND
                           OF SHARES                                OF SHARES            VALUE           GAIN        INCOME
                             HELD AT         GROSS        GROSS       HELD AT               AT    1/1/2003 TO   1/1/2003 TO
AFFILIATES                12/31/2002     ADDITIONS        SALES     6/30/2003        6/30/2003      6/30/2003     6/30/2003
---------------------------------------------------------------------------------------------------------------------------
Bausch & Lomb, Inc.        1,329,300     1,361,400            -     2,690,700  $   100,901,250   $          -   $   548,132
Big Lots, Inc.             5,522,500       954,200            -     6,476,700       97,409,568              -             -
CBRL Group, Inc.           2,506,500       132,600   (1,127,672)    1,511,428       58,734,092     21,972,506             -
CMS Energy Corp.           6,168,100     1,633,900            -     7,802,000       63,196,200              -             -
Crompton Corp.             6,562,600       335,600            -     6,898,200       48,632,310              -       664,825
Foot Locker, Inc.          7,265,000       725,900            -     7,990,900      105,879,425              -       442,281
Hubbell, Inc.              2,565,700       500,200      (61,300)    3,004,600       99,452,260        447,077     1,887,039
IMC Global, Inc.           6,561,400     2,061,200            -     8,622,600       57,857,646              -       299,000
Payless ShoeSource, Inc.*  1,208,400     3,764,800            -     4,973,200       62,165,000              -             -
Snap-on, Inc.              2,978,300       749,800            -     3,728,100      108,226,743              -     1,646,125
Solutia, Inc.              8,753,300       195,800            -     8,949,100       19,509,038              -             -
Southwest Gas Corp.        1,606,600        81,600            -     1,688,200       35,756,076              -       693,612
Sybase, Inc.               3,812,235     1,094,600            -     4,906,835       68,254,075              -             -
The Timken Co.             2,990,400     1,564,700            -     4,555,100       79,759,801              -       970,164
Tommy Hilfiger Corp.       5,364,300       297,400            -     5,661,700       52,314,108              -             -
---------------------------------------------------------------------------------------------------------------------------
Total                                                                          $ 1,058,047,592   $ 22,419,583   $ 7,151,178
---------------------------------------------------------------------------------------------------------------------------

*   Stock split (3 for 1) ex-date 3/28/2003. 2,919,800 shares received

10. CUSTODIAN AND ACCOUNTING AGENT

State Street Bank and Trust Company ("SSB") is the Fund's custodian and accounting agent. SSB performs custodian functions and accounting and record keeping functions relating to portfolio transactions and calculating the Fund's net asset value.

11. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with value and mid-sized company stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. The market may fail to recognize for a long time the intrinsic value of particular value stocks the Fund may hold. The mid-sized company stocks in which the Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies. In addition, if the Fund's assessment of a company's value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market. These factors can affect Fund performance

12. SUMMARY OF CAPITAL TRANSACTIONS

The Fund has authorized 500 million shares of $.001 par value capital stock designated as follows: 300 million Class A shares, 85 million Class B shares, 85 million Class C shares, 15 million Class P shares and 15 million Class Y shares.

                                                  SIX MONTHS ENDED                            YEAR ENDED
                                         JUNE 30, 2003 (UNAUDITED)                     DECEMBER 31, 2002
--------------------------------------------------------------------------------------------------------
CLASS A SHARES                           SHARES             AMOUNT             SHARES             AMOUNT
--------------------------------------------------------------------------------------------------------
Shares sold                          52,199,151    $   781,857,661        100,013,999    $ 1,623,617,143
Reinvestment of distributions           748,978         11,047,494          1,226,118         19,997,981
Shares reacquired                   (19,945,647)      (299,276,288)       (26,776,950)      (428,133,642)
--------------------------------------------------------------------------------------------------------
Increase                             33,002,482    $   493,628,867         74,463,167    $ 1,215,481,482
--------------------------------------------------------------------------------------------------------

CLASS B SHARES
--------------------------------------------------------------------------------------------------------
Shares sold                           6,999,861    $   102,399,745         22,080,960    $   356,812,232
Reinvestment of distributions            14,541            209,688            224,934          3,589,951
Shares reacquired                    (2,659,011)       (38,240,255)        (4,121,957)       (62,438,775)
--------------------------------------------------------------------------------------------------------
Increase                              4,355,391    $    64,369,178         18,183,937    $   297,963,408
--------------------------------------------------------------------------------------------------------

CLASS C SHARES
--------------------------------------------------------------------------------------------------------
Shares sold                          11,799,323    $   172,666,997         29,113,462    $   467,249,147
Reinvestment of distributions            26,651            383,238            189,568          3,017,922
Shares reacquired                    (3,651,483)       (52,667,338)        (5,212,419)       (78,509,679)
--------------------------------------------------------------------------------------------------------
Increase                              8,174,491    $   120,382,897         24,090,611    $   391,757,390
--------------------------------------------------------------------------------------------------------

CLASS P SHARES
--------------------------------------------------------------------------------------------------------
Shares sold                           3,929,066    $    57,946,391          3,299,366    $    52,177,729
Reinvestment of distributions            12,757            185,227              4,567             73,442
Shares reacquired                      (728,976)       (10,601,016)          (742,158)       (11,646,077)
--------------------------------------------------------------------------------------------------------
Increase                              3,212,847    $    47,530,602          2,561,775    $    40,605,094
--------------------------------------------------------------------------------------------------------

CLASS Y SHARES
--------------------------------------------------------------------------------------------------------
Shares sold                           3,825,096    $    55,920,798          5,017,797    $    76,801,912
Reinvestment of distributions            45,778            673,401              5,820             94,567
Shares reacquired                      (484,051)        (7,344,810)          (166,491)        (2,601,594)
--------------------------------------------------------------------------------------------------------
Increase                              3,386,823    $    49,249,389          4,857,126    $    74,294,885
--------------------------------------------------------------------------------------------------------

HOUSEHOLDING

The Fund has adopted a policy that allows it to send only one copy of the Fund's prospectus, proxy material, annual report and semi-annual report to certain shareholders residing at the same "household." This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be "householded," please call Lord Abbett at 800-821-5129 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219100, Kansas City, MO 64121.

[LORD ABBETT(R) LOGO]


      This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

                                                          Lord Abbett Mid-Cap Value Fund, Inc.
  Lord Abbett Mutual Fund shares are distributed by:
             LORD ABBETT DISTRIBUTOR LLC                                                          LAMCVF-3-603
90 Hudson Street - Jersey City, New Jersey 07302-3973                                                    (8/03)

ITEM 2: Code of Ethics.
             Not applicable

ITEM 3: Audit Committee Financial Expert.
             Not applicable.

ITEM 4-8: [Reserved]

ITEM 9: Controls and Procedures.

       (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of August 21, 2003, the Chief Executive Officer and Chief Financial Officer of the registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

       (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10: Exhibits.

ITEM 10(a): Not applicable.

ITEM 10(b):
  (i) Certification of each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17
       CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

 (ii) Certification of each principal executive officer and principal financial officer of the registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as a part of EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    LORD ABBETT MID-CAP VALUE FUND, INC.


                                    /s/ ROBERT S. DOW
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ JOAN A. BINSTOCK
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date:  August 21, 2003

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                                    LORD ABBETT MID-CAP VALUE FUND, INC.


                                    /s/ ROBERT S. DOW
                                    -----------------
                                    Robert S. Dow
                                    Chief Executive Officer,
                                    Chairman and President


                                    /s/ JOAN A. BINSTOCK
                                    --------------------
                                    Joan A. Binstock
                                    Chief Financial Officer and Vice President


Date:  August 21, 2003